Income Taxes - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Components of Deferred Tax Assets and Liabilities [Abstract]
Federal and state net operating carryforwards	$ 36,988	$ 23,277
Research and development and other credits	8,000	4,658
Stock-based compensation	240	233
Deferred revenue	228	95
Other	1,262	1,166
Gross deferred tax assets	46,718	29,429
Valuation allowance	(46,722)	(29,429)
Net deferred tax assets	$ (4)